Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Contingent Liabilities [Abstract]
Employer national insurance contingent liability	£ 1.3	£ 1.3
Prevailing rate of employer national insurance	13.80%